Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Overdrafts reclassified as loans receivable	$ 496,000	$ 531,000
Average required cash balance	$ 0	$ 0